Inventories - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventory [Line Items]
Consignment inventory	SFr 4.0	SFr 12.6
Cost of sales
Disclosure Of Inventory [Line Items]
Cost of inventories recognised as expense during period	549.6	384.8
Write-downs (reversals of write-downs) of inventories	SFr 6.3	SFr 0.6